Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Disclosure of provisions [text block]

01 – Provisions

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2019	215	684	499	585	433	2,416
Changes in the group of consolidated companies	(0)	0	0	(0)	(2)	(2)
New provisions	43	533	74	603	593	1,846
Amounts used	22	591	34	395	546	1,590
Unused amounts reversed	116	128	3	125	87	459
Effects from exchange rate fluctuations/Unwind of discount	(0)	8	9	(10)	2	8
Transfers	(0)	39	(1)	27	(9)	56
Balance as of December 31, 2019	119	544	543	684	384	2,276
Changes in the group of consolidated companies	(0)	0	(0)	(0)	(3)	(4)
New provisions	20	107	183	553	505	1,368
Amounts used	11	182	165	641	401	1,400
Unused amounts reversed	39	106	27	105	84	361
Effects from exchange rate fluctuations/Unwind of discount	0	(9)	(41)	4	(15)	(60)
Transfers	(0)	0	(1)	181	8	189
Balance as of December 31, 2020	89	355	492	676	396	2,007

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.

Classes of Provisions

Operational Risk provisions arise out of operational risk and exclude civil litigation and regulatory enforcement provisions, which are presented as separate classes of provisions. Operational risk is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The definition used for the purposes of determining operational provisions differs from the risk management definition, as it excludes risk of loss resulting from civil litigation and regulatory enforcement matters. For risk management purposes, operational risk includes legal risk, as payments to customers, counterparties and regulatory bodies in civil litigations or regulatory enforcement matters constitute loss events for operational shortcomings, but excludes business and reputational risk.

Civil Litigation provisions arise out of current or potential claims or proceedings alleging non-compliance with contractual or other legal or regulatory responsibilities, which have resulted or may result in demands from customers, counterparties or other parties in civil litigations.

Regulatory Enforcement provisions arise out of current or potential claims or proceedings alleging non-compliance with legal or regulatory responsibilities, which have resulted or may result in an assessment of fines or penalties by governmental regulatory agencies, self-regulatory organizations or other enforcement authorities.

Restructuring provisions arise out of restructuring activities. The Group aims to enhance its long-term competitiveness through major reductions in costs, duplication and complexity in the years ahead. For details see Note 10 “Restructuring”.

Other provisions include several specific items arising from a variety of different circumstances, including the provision for the reimbursement of loan processing fees, deferred sales commissions, provisions for bank levies and mortgage repurchase demands.

Provisions and Contingent Liabilities

The Group recognizes a provision for potential loss only when there is a present obligation arising from a past event that is probable to result in an economic outflow that can be reliably estimated. Where a reliable estimate cannot be made for such an obligation, no provision is recognized and the obligation is deemed a contingent liability. Contingent liabilities also include possible obligations for which the possibility of future economic outflow is more than remote but less than probable. Where a provision has been taken for a particular claim, no contingent liability is recorded; for matters or sets of matters consisting of more than one claim, however, provisions may be recorded for some claims, and contingent liabilities (or neither a provision nor a contingent liability) may be recorded for others.

The Group operates in a legal and regulatory environment that exposes it to significant litigation risks. As a result, the Group is involved in litigation, arbitration and regulatory proceedings and investigations in Germany and in a number of jurisdictions outside Germany, including the United States. In recent years, regulation and supervision in a number of areas have increased, and regulators, governmental bodies and others have sought to subject financial services providers to increasing oversight and scrutiny, which in turn has led to additional regulatory investigations and enforcement actions which are often followed by civil litigation.

In determining for which of the claims the possibility of a loss is probable, or less than probable but more than remote, and then estimating the possible loss for those claims, the Group takes into consideration a number of factors, including but not limited to the nature of the claim and its underlying facts, the procedural posture and litigation history of each case, rulings by the courts or tribunals, the Group’s experience and the experience of others in similar cases (to the extent this is known to the Group), prior settlement discussions, settlements by others in similar cases (to the extent this is known to the Group), available indemnities and the opinions and views of legal counsel and other experts.

The provisions the Group has recognized for civil litigation and regulatory enforcement matters as of December 31, 2020 and December 31, 2019 are set forth in the table above. For some matters for which the Group believes an outflow of funds is probable, no provisions were recognized as the Group could not reliably estimate the amount of the potential outflow.

For the matters for which a reliable estimate can be made, the Group currently estimates that, as of December 31, 2020, the aggregate future loss of which the possibility is more than remote but less than probable is approximately € 1.9 billion for civil litigation matters (December 31, 2019: € 1.8 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2019: € 0.2 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is more than remote but less than probable but the amount is not reliably estimable, and accordingly such matters are not included in the contingent liability estimates. For still other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is remote and therefore has neither recognized a provision nor included them in the contingent liability estimates.

This estimated possible loss, as well as any provisions taken, is based upon currently available information and is subject to significant judgment and a variety of assumptions, variables and known and unknown uncertainties. These uncertainties may include inaccuracies in or incompleteness of the information available to the Group, particularly at the preliminary stages of matters, and assumptions by the Group as to future rulings of courts or other tribunals or the likely actions or positions taken by regulators or adversaries may prove incorrect. Moreover, estimates of possible loss for these matters are often not amenable to the use of statistical or other quantitative analytical tools frequently used in making judgments and estimates, and are subject to even greater degrees of uncertainty than in many other areas where the Group must exercise judgment and make estimates. The estimated possible loss, as well as any provisions taken, can be and often are substantially less than the amount initially requested by regulators or adversaries or the maximum potential loss that could be incurred were the matters to result in a final adjudication adverse to the Group. Moreover, in several regions in which the Group operates, an adversary often is not required to set forth the amount it is seeking, and where it is, the amount may not be subject to the same requirements that generally apply to pleading factual allegations or legal claims.

The matters for which the Group determines that the possibility of a future loss is more than remote will change from time to time, as will the matters as to which a reliable estimate can be made and the estimated possible loss for such matters. Actual results may prove to be significantly higher or lower than the estimate of possible loss in those matters where such an estimate was made. In addition, loss may be incurred in matters with respect to which the Group believed the likelihood of loss was remote. In particular, the estimated aggregate possible loss does not represent the Group’s potential maximum loss exposure for those matters.

The Group may settle litigation or regulatory proceedings or investigations prior to a final judgment or determination of liability. It may do so to avoid the cost, management efforts or negative business, regulatory or reputational consequences of continuing to contest liability, even when the Group believes it has valid defenses to liability. It may also do so when the potential consequences of failing to prevail would be disproportionate to the costs of settlement. Furthermore, the Group may, for similar reasons, reimburse counterparties for their losses even in situations where it does not believe that it is legally compelled to do so.

Current Individual Proceedings

Set forth below are descriptions of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss. Sets of matters are presented in English-language alphabetical order based on the titles the Group has used for them.

Cum-ex Investigations and Litigations. Deutsche Bank has received inquiries from law enforcement authorities, including requests for information and documents, in relation to cum-ex transactions of clients. “Cum-ex” refers to trading activities in German shares around dividend record dates (trade date before and settlement date after dividend record date) for the purpose of obtaining German tax credits or refunds in relation to withholding tax levied on dividend payments including, in particular, transaction structures that have resulted in more than one market participant claiming such credit or refund with respect to the same dividend payment. Deutsche Bank is cooperating with the law enforcement authorities in these matters.

The Public Prosecutor in Cologne (Staatsanwaltschaft Köln, “CPP”) has been conducting a criminal investigation since August 2017 concerning two former employees of Deutsche Bank in relation to cum-ex transactions of certain former clients of the Bank. Deutsche Bank is a potential secondary participant pursuant to Section 30 of the German Law on Administrative Offences in this proceeding. This proceeding could result in a disgorgement of profits and fines. Deutsche Bank is cooperating with the CPP. At the end of May and beginning of June 2019, the CPP initiated criminal investigations against further current and former employees of Deutsche Bank and five former Management Board members. In July 2020, in the course of inspecting the CPP’s investigation file, Deutsche Bank learned that the CPP had further extended its investigation in June 2019 to include further current and former DB personnel, including one former Management Board member and one current Management Board member. Very limited information on the individuals was recorded in the file. The investigation is still at an early stage and the scope of the investigation may be further broadened.

Deutsche Bank acted as participant in and filed withholding tax refund claims through the electronic refund procedure (elektronisches Datenträgerverfahren) on behalf of, inter alia, two former custody clients in connection with their cum-ex transactions. In February 2018, Deutsche Bank received from the German Federal Tax Office (Bundeszentralamt für Steuern, “FTO”) a demand of approximately € 49 million for tax refunds paid to a former custody client. Deutsche Bank expects to receive a formal notice for the same amount. On December 20, 2019, Deutsche Bank received a liability notice from the FTO requesting payment of € 2.1 million by January 20, 2020 in connection with tax refund claims Deutsche Bank had submitted on behalf of another former custody client. On January 20, 2020, Deutsche Bank made the requested payment and filed an objection against the liability notice. Deutsche Bank filed the reasoning for the objection on June 19, 2020. On December 3, 2020, Deutsche Bank received another hearing letter from the FTO in relation to the € 2.1 million liability notice.

By letter dated February 26, 2018, The Bank of New York Mellon SA/NV (“BNY”) informed Deutsche Bank of its intention to seek indemnification for potential cum-ex related tax liabilities incurred by BHF Asset Servicing GmbH (“BAS”) and/or Frankfurter Service Kapitalanlage-GmbH (“Service KAG”, now named BNY Mellon Service Kapitalanlage-Gesellschaft mbH). Deutsche Bank had acquired BAS and Service KAG as part of the acquisition of Sal. Oppenheim in 2010 and sold them to BNY in the same year. BNY estimates the potential tax liability to amount to up to € 120 million (excluding interest of 6 per cent p.a.). In November and December 2020 counsel to BNY informed Deutsche Bank that BNY and / or Service KAG (among others) have received notices from tax authorities in the estimated amount with respect to cum-ex related trades by certain investment funds in 2009 and 2010. BNY has filed objections against the notices.

On February 6, 2019, the Regional Court (Landgericht) Frankfurt am Main served Deutsche Bank with a claim by M.M.Warburg & CO Gruppe GmbH and M.M.Warburg & CO (AG & Co.) KGaA (together “Warburg”) in connection with cum-ex transactions of Warburg with a custody client of Deutsche Bank during 2007 to 2011. Warburg claims from Deutsche Bank indemnification against German taxes in relation to transactions conducted in the years 2007 to 2011. Further, Warburg claims compensation of unspecified damages relating to these transactions. Based on the tax assessment notices received for 2007 to 2011, Warburg is claiming a total of € 250 million (of which € 166 million is in relation to taxes and € 84 million is in relation to interest). On March 20, 2020, Warburg extended its claim against Deutsche Bank to indemnify Warburg in relation to the € 176 million (of which € 166 million is in relation to taxes and € 10 million is in relation to interest) confiscation order issued by the Regional Court Bonn in the criminal cum-ex trial on March 18, 2020 regarding the same transactions. On September 23, 2020 the Frankfurt Regional Court fully dismissed Warburg’s claim against Deutsche Bank on the grounds that Warburg as the tax debtor (Steuerschuldner) is primarily liable and cannot request payment from Deutsche Bank. The court further held that any claims are time-barred. On October 29, 2020, Warburg appealed the decision with the Higher Regional Court (Oberlandesgericht) Frankfurt am Main. Deutsche Bank has until April 12, 2021 to respond to Warburg’s appellate brief.

On January 25, 2021, the Regional Court (Landgericht) Hamburg served Deutsche Bank with a claim by Warburg Invest Kapitalanlagegesellschaft mbH (“Warburg Invest”) in relation to transactions of two investment funds in 2009 and 2010, respectively. Warburg Invest was fund manager for both funds. Warburg Invest claims, from Deutsche Bank together with several other parties as joint and several debtors (Gesamtschuldner), indemnification against German taxes in relation to cum-ex transactions conducted by the two funds. Further, Warburg Invest claims compensation of unspecified damages relating to these transactions. In November 2020, Warburg Invest received a tax liability notice from tax authorities for one of the funds in the amount of € 61 million. Based on publicly available information Deutsche Bank estimates the tax amount for the second fund to be approximately € 49 million. Warburg Invest filed its claim against several parties including Deutsche Bank inter alia based on an allegation of intentional damage contrary to public policy (Section 826 German Civil Code) and the accusation that Deutsche Bank participated in a business model that was contrary to public policy (sittenwidriges Geschäftsmodell).

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Danske Bank Estonia Investigations. Deutsche Bank has received requests for information from regulatory and law enforcement agencies concerning the Bank’s former correspondent banking relationship with Danske Bank, including the Bank’s historical processing of correspondent banking transactions on behalf of customers of Danske Bank’s Estonia branch prior to cessation of the correspondent banking relationship with that branch in 2015. Deutsche Bank is providing information to and otherwise cooperating with the investigating agencies. The Bank has also completed an internal investigation into these matters, including of whether any violations of law, regulation or Bank policy occurred and the effectiveness of the related internal control environment. Additionally, on September 24 and 25, 2019, based on a search warrant issued by the Local Court (Amtsgericht) in Frankfurt, the Frankfurt public prosecutor’s office conducted investigations into Deutsche Bank. The investigations were in connection with suspicious activity reports relating to potential money laundering at Danske Bank. On October 13, 2020, the FPP closed its criminal investigation because the FPP did not find sufficient evidence to substantiate the money laundering suspicion. However, the Bank agreed to pay an administrative fine of € 13.5 million to the FPP for failing to submit SARs in Germany in a timely fashion, which Deutsche Bank paid in the fourth quarter of 2020.

On July 7, 2020, the New York State Department of Financial Services (DFS) issued a Consent Order, finding that Deutsche Bank violated New York State banking laws in connection with its relationships with three former Deutsche Bank clients, Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank, and imposing a US$ 150 million civil penalty in connection with these three former relationships, which Deutsche Bank paid in the third quarter of 2020.

The remaining investigations relating to Danske Bank’s Estonia branch are ongoing.

On July 15, 2020, Deutsche Bank was named as a defendant in a securities class action filed in the U.S. District Court for the District of New Jersey, alleging that the Bank made material misrepresentations regarding the effectiveness of its anti-money laundering (AML) controls and related remediation. The complaint cites allegations regarding control deficiencies raised in the DFS Consent Order related to the Bank’s relationships with Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank. On September 30, 2020, the plaintiff filed an amended complaint that included additional allegations regarding the effectiveness of the Bank’s AML controls. On December 28, 2020, the court appointed lead plaintiff and lead counsel. Lead plaintiff is anticipated to file a second amended complaint by March 1, 2021. The Bank’s motion to dismiss is due by April 15, 2021, with briefing on the motion to conclude by July 1, 2021.

The Group has not established a provision or contingent liability with respect to the remaining Danske Bank Estonia investigations and civil action.

FX Investigations and Litigations. Deutsche Bank has received requests for information from certain regulatory and law enforcement agencies globally who investigated trading in, and various other aspects of, the foreign exchange market. Deutsche Bank cooperated with these investigations. Relatedly, Deutsche Bank has conducted its own internal global review of foreign exchange trading and other aspects of its foreign exchange business.

On October 19, 2016, the U.S. Commodity Futures Trading Commission (CFTC), Division of Enforcement, issued a letter (“CFTC Letter”) notifying Deutsche Bank that the CFTC Division of Enforcement “is not taking any further action at this time and has closed the investigation of Deutsche Bank” regarding foreign exchange. As is customary, the CFTC Letter states that the CFTC Division of Enforcement “maintains the discretion to decide to reopen the investigation at any time in the future.” The CFTC Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices.

On December 7, 2016, it was announced that Deutsche Bank reached an agreement with CADE, the Brazilian antitrust enforcement agency, to settle an investigation into conduct by a former Brazil-based Deutsche Bank trader. As part of that settlement, Deutsche Bank paid a fine of BRL 51 million and agreed to continue to comply with the CADE’s administrative process until it is concluded. This resolves CADE’s administrative process as it relates to Deutsche Bank, subject to Deutsche Bank’s continued compliance with the settlement terms.

On February 13, 2017, the U.S. Department of Justice (DOJ), Criminal Division, Fraud Section, issued a letter (“DOJ Letter”) notifying Deutsche Bank that the DOJ has closed its criminal inquiry “concerning possible violations of federal criminal law in connection with the foreign exchange markets.” As is customary, the DOJ Letter states that the DOJ may reopen its inquiry if it obtains additional information or evidence regarding the inquiry. The DOJ Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices.

On April 20, 2017, it was announced that Deutsche Bank AG, DB USA Corporation and Deutsche Bank AG New York Branch reached an agreement with the Board of Governors of the Federal Reserve System to settle an investigation into Deutsche Bank’s foreign exchange trading and practices. Under the terms of the settlement, Deutsche Bank entered into a cease-and-desist order, and agreed to pay a civil monetary penalty of US$ 137 million. In addition, the Federal Reserve ordered Deutsche Bank to “continue to implement additional improvements in its oversight, internal controls, compliance, risk management and audit programs” for its foreign exchange business and other similar products, and to periodically report to the Federal Reserve on its progress.

On June 20, 2018, it was announced that Deutsche Bank AG and Deutsche Bank AG New York Branch reached an agreement with the New York State Department of Financial Services (DFS) to settle an investigation into Deutsche Bank’s foreign exchange trading and sales practices. Under the terms of the settlement, Deutsche Bank entered into a consent order, and agreed to pay a civil monetary penalty of US$ 205 million. In addition, the DFS ordered Deutsche Bank to continue to implement improvements in its oversight, internal controls, compliance, risk management and audit programs for its foreign exchange business, and to periodically report to the DFS on its progress.

Investigations conducted by certain other regulatory agencies are ongoing, and Deutsche Bank has cooperated with these investigations.

On February 25, 2020, plaintiffs in the “Indirect Purchasers” action pending in the U.S. District Court for the Southern District of New York (Contant, et al. v. Bank of America Corp., et al.) informed the court of a global settlement with all eleven defendants remaining in that action, including Deutsche Bank, collectively for US$ 10 million. Each individual defendant’s contribution, including Deutsche Bank’s, remains confidential. The court approved the settlement and dismissed with prejudice all claims alleged against Deutsche Bank in that action on November 19, 2020. Filed on November 7, 2018, Allianz, et al. v. Bank of America Corporation, et al., was brought on an individual basis by a group of asset managers who opted out of the settlement in a consolidated action (In re Foreign Exchange Benchmark Rates Antitrust Litigation). Defendants’ motion to dismiss was granted and denied in part on May 28, 2020. Plaintiffs filed a third amended complaint on July 28, 2020. Discovery is ongoing.

Deutsche Bank also has been named as a defendant in two Canadian class proceedings brought in the provinces of Ontario and Quebec. Filed on September 10, 2015, these class actions assert factual allegations similar to those made in the consolidated action in the United States and seek damages pursuant to the Canadian Competition Act as well as other causes of action. Plaintiffs’ motion for class certification in the Ontario action was granted on April 14, 2020. Discovery is ongoing.

Deutsche Bank has also been named as a defendant in an amended and consolidated class action filed in Israel. This action asserts factual allegations similar to those made in the consolidated action in the United States and seeks damages pursuant to Israeli antitrust law as well as other causes of action. This action is in preliminary stages.

On November 10, 2020, Deutsche Bank was named in an action issued (but not served upon Deutsche Bank) in the UK High Court of Justice (Commercial Court) brought by The ECU Group PLC. The claim has not been particularized and is in preliminary stage.

On November 11, 2020, Deutsche Bank was named in an action issued in the UK High Court of Justice (Commercial Court) brought by many of the same plaintiffs who brought Allianz, et al. v. Bank of America Corporation, et al. referred to above. The claim has not been particularized, but it is believed to be based upon factual allegations similar to those made in Allianz, et al. v. Bank of America Corporation, et al. This action is in preliminary stages.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Interbank and Dealer Offered Rates Matters. Regulatory and Law Enforcement Matters. Deutsche Bank has responded to requests for information from, and cooperated with, various regulatory and law enforcement agencies, in connection with industry-wide investigations concerning the setting of the London Interbank Offered Rate (LIBOR), Euro Interbank Offered Rate (EURIBOR), Tokyo Interbank Offered Rate (TIBOR) and other interbank and/or dealer offered rates.

As previously reported, Deutsche Bank paid € 725 million to the European Commission pursuant to a settlement agreement dated December 4, 2013 in relation to anticompetitive conduct in the trading of interest rate derivatives.

Also as previously reported, on April 23, 2015, Deutsche Bank entered into separate settlements with the DOJ, the CFTC, the UK Financial Conduct Authority (FCA), and the New York State Department of Financial Services (DFS) to resolve investigations into misconduct concerning the setting of LIBOR, EURIBOR, and TIBOR. Under the terms of these agreements, Deutsche Bank paid penalties of US$ 2.175 billion to the DOJ, CFTC and DFS and GBP 226.8 million to the FCA. As part of the resolution with the DOJ, DB Group Services (UK) Limited (an indirectly-held, wholly-owned subsidiary of Deutsche Bank) pled guilty to one count of wire fraud in the U.S. District Court for the District of Connecticut and Deutsche Bank entered into a Deferred Prosecution Agreement with a three year term pursuant to which it agreed (among other things) to the filing of an Information in the U.S. District Court for the District of Connecticut charging Deutsche Bank with one count of wire fraud and one count of price fixing in violation of the Sherman Act. On April 23, 2018, the Deferred Prosecution Agreement expired, and the U.S. District Court for the District of Connecticut subsequently dismissed the criminal Information against Deutsche Bank.

Also, as previously reported, on March 20, 2017, Deutsche Bank paid CHF 5.4 million to the Swiss Competition Commission (WEKO) pursuant to a settlement agreement in relation to Yen LIBOR.

On October 25, 2017, Deutsche Bank entered into a settlement with a working group of U.S. state attorneys general resolving their interbank offered rate investigation. Among other conditions, Deutsche Bank made a settlement payment of US$ 220 million.

Other investigations of Deutsche Bank concerning the setting of various interbank and/or dealer offered rates remain ongoing.

The Group has not disclosed whether it has established a provision or contingent liability with respect to the remaining investigations because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Overview of Civil Litigations. Deutsche Bank is party to 37 U.S. civil actions concerning alleged manipulation relating to the setting of various interbank and/or dealer offered rates which are described in the following paragraphs, as well as actions pending in each of the UK, Israel, Argentina and Spain. Most of the civil actions, including putative class actions, are pending in the U.S. District Court for the Southern District of New York (SDNY), against Deutsche Bank and numerous other defendants. All but three of the U.S. civil actions were filed on behalf of parties who allege losses as a result of manipulation relating to the setting of U.S. dollar LIBOR. The three U.S. civil actions pending against Deutsche Bank that do not relate to U.S. dollar LIBOR were also filed in the SDNY, and include one consolidated action concerning Pound Sterling (GBP) LIBOR, one action concerning Swiss franc (CHF) LIBOR, and one action concerning two Singapore Dollar (SGD) benchmark rates, the Singapore Interbank Offered Rate (SIBOR) and the Swap Offer Rate (SOR).

Claims for damages for all 37 of the U.S. civil actions discussed have been asserted under various legal theories, including violations of the U.S. Commodity Exchange Act, federal and state antitrust laws, the U.S. Racketeer Influenced and Corrupt Organizations Act, and other federal and state laws. The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

U.S. dollar LIBOR. With two exceptions, all of the U.S. civil actions concerning U.S. dollar LIBOR are being coordinated as part of a multidistrict litigation (the “U.S. dollar LIBOR MDL”) in the SDNY. In light of the large number of individual cases pending against Deutsche Bank and their similarity, the civil actions included in the U.S. dollar LIBOR MDL are now subsumed under the following general description of the litigation pertaining to all such actions, without disclosure of individual actions except when the circumstances or the resolution of an individual case is material to Deutsche Bank.

Following a series of decisions in the U.S. dollar LIBOR MDL between March 2013 and March 2019 narrowing their claims, plaintiffs are currently asserting antitrust claims, claims under the U.S. Commodity Exchange Act and U.S. Securities Exchange Act and state law fraud, contract, unjust enrichment and other tort claims. The court has also issued decisions dismissing certain plaintiffs’ claims for lack of personal jurisdiction and on statute of limitations grounds.

On December 20, 2016, the district court issued a ruling dismissing certain antitrust claims while allowing others to proceed. Multiple plaintiffs have filed appeals of the district court’s December 20, 2016 ruling to the U.S. Court of Appeals for the Second Circuit, and those appeals are proceeding in parallel with the ongoing proceedings in the district court. Briefing of the appeals is complete, and oral argument was heard on May 24, 2019.

On July 13, 2017, Deutsche Bank executed a settlement agreement in the amount of US$ 80 million with plaintiffs to resolve a putative class action pending as part of the U.S. dollar LIBOR MDL asserting claims based on alleged transactions in Eurodollar futures and options traded on the Chicago Mercantile Exchange (Metzler Investment GmbH v. Credit Suisse Group AG). The court granted the settlement final approval on September 17, 2020, and dismissed all claims against Deutsche Bank. Accordingly, the action is not included in the total number of actions above. The settlement amount, which Deutsche Bank has paid, is no longer reflected in Deutsche Bank’s litigation provisions.

On July 29, 2020, Deutsche Bank executed a settlement agreement with plaintiffs in the amount of $425,000 to resolve a putative class action pending as part of the U.S. dollar LIBOR MDL asserting claims on behalf of lending institutions headquartered in the United States that originated, purchased outright, or purchased a participation interest in loans tied to U.S. dollar LIBOR (The Berkshire Bank v. Bank of America). The court granted the settlement preliminary approval on October 30, 2020. On February 8, 2021, the plaintiffs moved the court for final approval of the settlement. The settlement amount, which Deutsche Bank has paid, is no longer reflected in Deutsche Bank’s litigation provisions.

On March 24, 2020, Deutsche Bank and the plaintiff in a non-class action pending as part of the U.S. dollar LIBOR MDL (Salix Capital US Inc. v. Banc of America Securities LLC) stipulated to the dismissal of the plaintiff’s claims against Deutsche Bank. The court dismissed the plaintiff’s claims on March 25, 2020. On August 17, 2020, Deutsche Bank and the plaintiffs in two non-class actions pending as part of the U.S. dollar LIBOR MDL (Prudential Investment Portfolios v. Bank of America Corp.; Prudential Investment Portfolios v. Barclays Bank plc.) stipulated to the dismissal of the plaintiffs’ claims against Deutsche Bank. The court dismissed the plaintiffs’ claims on August 18, 2020. On November 9, 2020, Deutsche Bank and the plaintiff in a non-class action pending as part of the U.S. dollar LIBOR MDL (Federal National Mortgage Association v. Barclays Bank plc.) stipulated to the dismissal of the plaintiff’s claims against Deutsche Bank, and the court dismissed the claims. On February 3, 2021, Deutsche Bank and the plaintiffs in a non-class action pending as part of the U.S. dollar LIBOR MDL (Darby Financial Products v. Barclays Bank plc.) stipulated to the dismissal of the plaintiffs’ claims against Deutsche Bank, and the court dismissed the claims.

In January and March 2019, plaintiffs filed three putative class action complaints in the SDNY against several financial institutions, alleging that the defendants, members of the panel of banks that provided U.S. dollar LIBOR submissions, the organization that administers LIBOR, and their affiliates, conspired to suppress U.S. dollar LIBOR submissions from February 1, 2014 through the present. These actions were subsequently consolidated under In re ICE LIBOR Antitrust Litigation, and on July 1, 2019, the plaintiffs filed a consolidated amended complaint. On March 26, 2020, the court granted the defendants’ motion to dismiss the action, dismissing all claims against Deutsche Bank. Plaintiffs have appealed that decision to the U.S. Court of Appeals for the Second Circuit. Briefing of the appeal is complete. On December 28, 2020, DYJ Holdings, LLC filed a motion to intervene in the appeal as named plaintiff and proposed class representative, as one of the original named plaintiffs has withdrawn and dismissed its claims and the other two named plaintiffs have expressed a desire to withdraw from the case. On January 7, 2021, defendants filed a motion to dismiss the appeal for lack of subject matter jurisdiction. Briefing of both motions is complete. This action is not part of the U.S. dollar LIBOR MDL.

In August 2020, plaintiffs filed a non-class action in the U.S. District Court for the Northern District of California against several financial institutions, alleging that U.S. dollar LIBOR has been suppressed through the present. On November 10, 2020, plaintiffs moved the court for a preliminary and permanent injunction; briefing of that motion is complete. On November 11, 2020, certain defendants moved to transfer the action to the SDNY; briefing of that motion is complete. This action is not part of the U.S. dollar LIBOR MDL.

There is a further UK civil action regarding U.S. dollar LIBOR brought by the U.S. Federal Deposit Insurance Corporation, in which a claim for damages has been asserted pursuant to Article 101 of The Treaty on the Functioning of the European Union, Section 2 of Chapter 1 of the UK Competition Act 1998 and U.S. state laws. Deutsche Bank is defending this action.

A further class action regarding LIBOR, EURIBOR and TIBOR was filed in Israel in 2018 seeking damages for losses incurred by Israeli individuals and entities. Deutsche Bank contested service and jurisdiction, and the class action claim against Deutsche Bank was dismissed by the Israeli court on November 30, 2020.

A further class action regarding LIBOR has been filed in Argentina seeking damages for losses allegedly suffered by holders of Argentine bonds with interest rates based on LIBOR. Deutsche Bank is defending this action.

SIBOR and SOR. A putative class action alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Swap Offer Rate (SOR) remains pending. On July 26, 2019, the SDNY granted the defendants’ motion to dismiss the action, dismissing all claims against Deutsche Bank, and denied plaintiff’s motion for leave to file a fourth amended complaint. Plaintiff appealed that decision to the U.S. Court of Appeals for the Second Circuit. Briefing of the appeal is complete, and oral argument was heard on September 11, 2020.

GBP LIBOR. A putative class action alleging manipulation of the Pound Sterling (GBP) LIBOR remains pending. On December 21, 2018, the SDNY partially granted defendants’ motions to dismiss the action, dismissing all claims against Deutsche Bank. On August 16, 2019, the court denied plaintiffs’ motion for partial reconsideration of the court’s December 21, 2018 decision. Plaintiffs have filed a notice of appeal; the U.S. Court of Appeals for the Second Circuit has ordered that the appeal be held in abeyance pending that court’s decision in the appeal of the SIBOR and SOR class action.

CHF LIBOR. A putative class action alleging manipulation of the Swiss Franc (CHF) LIBOR remains pending. On September 16, 2019, the SDNY granted defendants’ motion to dismiss the action, dismissing all claims against Deutsche Bank. Plaintiffs have filed a notice of appeal; the U.S. Court of Appeals for the Second Circuit has ordered that the appeal be held in abeyance pending that court’s decision in the appeal of the SIBOR and SOR class action.

Spanish EURIBOR Claims. 53 claims in Spain have been filed against Deutsche Bank by claimants with mortgage loans held by banks and other financial institutions for damages resulting from alleged collusive behaviour by Deutsche Bank following the European Commission’s Decision. Of the 53 claims, court proceedings with respect to 22 claims have commenced. The total value of current claims is approximately € 790,000, with the potential for more claims. The first trial was due to take place on February 1, 2021, but it has been postponed with a new trial date to be advised.

Investigations Into Referral Hiring Practices and Certain Business Relationships and Precious Metals. On August 22, 2019, Deutsche Bank reached a settlement with the U.S. Securities and Exchange Commission (SEC) to resolve its investigation into the Bank’s hiring practices related to candidates referred by clients, potential clients and government officials. The Bank agreed to pay US $ 16 million as part of the settlement. The U.S. Department of Justice (DOJ) closed its investigation of the Bank regarding its hiring practices. Deutsche Bank has also reached settlements with the DOJ and the SEC, respectively, regarding their investigations of the Bank’s compliance with the U.S. Foreign Corrupt Practices Act (FCPA) and other laws with respect to the Bank’s engagement of finders and consultants. On January 8, 2021, Deutsche Bank entered into a deferred prosecution agreement (DPA) with the DOJ concerning its historical engagements of finders and consultants and, as part of its obligations in the DPA, agreed to pay approximately US$ 80 million in connection with this conduct. The DPA with DOJ also involved a resolution involving spoofing in precious metals. As part of its obligations in the DPA relating to precious metals, Deutsche Bank agreed to pay approximately US$ 8 million, of which approximately US$ 6 million would be credited by virtue of Deutsche Bank’s 2018 resolution with the CFTC. On the same day, Deutsche Bank also reached a settlement with the SEC to resolve its investigation into conduct regarding the Bank’s compliance with the FCPA with respect to the Bank’s engagement of finders and consultants. The Bank agreed to pay approximately US$ 43 million in this SEC settlement.

Jeffrey Epstein Investigations. Deutsche Bank has received requests for information from regulatory and law enforcement agencies concerning the Bank’s former client relationship with Jeffrey Epstein (individually, and through related parties and entities). In December 2018, Deutsche Bank began the process to terminate its relationship with Epstein, which began in August 2013. Deutsche Bank has provided information to and otherwise cooperated with the investigating agencies. The Bank has also completed an internal investigation into the Epstein relationship.

On July 7, 2020, the New York State Department of Financial Services (DFS) issued a Consent Order, finding that Deutsche Bank violated New York State banking laws in connection with its relationships with three former Deutsche Bank clients, Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank, and imposing a US$ 150 million civil penalty in connection with these three former relationships, which Deutsche Bank paid in the third quarter of 2020. As noted above, the Bank is also named as a defendant in a securities class action pending in the U.S. District Court for the District of New Jersey that includes allegations relating to the Bank’s relationship with Jeffrey Epstein and other entities.

The Group has not established a provision or contingent liability with respect to the Jeffrey Epstein investigations and civil action. The remaining investigations relating to Jeffrey Epstein are ongoing.

Mortgage-Related and Asset-Backed Securities Matters and Investigation. Regulatory and Governmental Matters. Deutsche Bank, along with certain affiliates (collectively referred in these paragraphs to as “Deutsche Bank”), received subpoenas and requests for information from certain regulators and government entities, including members of the Residential Mortgage-Backed Securities Working Group of the U.S. Financial Fraud Enforcement Task Force, concerning its activities regarding the origination, purchase, securitization, sale, valuation and/or trading of mortgage loans, residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDOs), other asset-backed securities and credit derivatives. Deutsche Bank fully cooperated in response to those subpoenas and requests for information.

On December 23, 2016, Deutsche Bank announced that it reached a settlement-in-principle with the DOJ to resolve potential claims related to its RMBS business conducted from 2005 to 2007. The settlement became final and was announced by the DOJ on January 17, 2017. Under the settlement, Deutsche Bank paid a civil monetary penalty of US$ 3.1 billion and provided US$ 4.1 billion in consumer relief. The DOJ appointed an independent monitor to oversee and validate the provision of consumer relief.

In September 2016, Deutsche Bank received administrative subpoenas from the Maryland Attorney General seeking information concerning Deutsche Bank’s RMBS and CDO businesses from 2002 to 2009. On June 1, 2017, Deutsche Bank and the Maryland Attorney General reached a settlement to resolve the matter for US$ 15 million in cash and US$ 80 million in consumer relief (to be allocated from the overall US$ 4.1 billion consumer relief obligation agreed to as part of Deutsche Bank’s settlement with the DOJ).

On July 8, 2020, the DOJ-appointed monitor released his final report, validating that Deutsche Bank has fulfilled its US$ 4.1 billion consumer relief obligations in its entirety, inclusive of the US$ 80 million commitment to the State of Maryland.

The Group has recorded provisions with respect to some of the outstanding regulatory investigations but not others. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Issuer and Underwriter Civil Litigation. Deutsche Bank has been named as defendant in numerous civil litigations brought by private parties in connection with its various roles, including issuer or underwriter, in offerings of RMBS and other asset-backed securities. These cases, described below, allege that the offering documents contained material misrepresentations and omissions, including with regard to the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination. The Group has recorded provisions with respect to several of these civil cases, but has not recorded provisions with respect to all of these matters. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Deutsche Bank is a defendant in a class action relating to its role as one of the underwriters of six RMBS offerings issued by Novastar Mortgage Corporation. No specific damages are alleged in the complaint. The lawsuit was brought by plaintiffs representing a class of investors who purchased certificates in those offerings. The parties reached a settlement to resolve the matter for a total of US$ 165 million, a portion of which was paid by the Bank. On August 30, 2017, FHFA/Freddie Mac filed an objection to the settlement and shortly thereafter appealed the district court’s denial of their request to stay settlement approval proceedings, which appeal was resolved against FHFA/Freddie Mac. The court approved the settlement on March 7, 2019 over FHFA/Freddie Mac’s objections. FHFA filed its appeal on June 28, 2019, which is pending.

Deutsche Bank is a defendant in an action related to RMBS offerings brought by the U.S. Federal Deposit Insurance Corporation (FDIC) as receiver for Citizens National Bank and Strategic Capital Bank (alleging an unspecified amount in damages against all defendants). In this action, the appellate court reinstated claims previously dismissed on statute of limitations grounds and petitions for rehearing and certiorari to the U.S. Supreme Court were denied. On July 31, 2017, the FDIC filed a second amended complaint, which defendants moved to dismiss on September 14, 2017. On October 18, 2019, defendants’ motion to dismiss was denied. Discovery is ongoing.

In June 2014, HSBC, as trustee, brought an action in New York state court against Deutsche Bank to revive a prior action, alleging that Deutsche Bank failed to repurchase mortgage loans in the ACE Securities Corp. 2006-SL2 RMBS offering. The revival action was stayed during the pendency of an appeal of the dismissal of a separate action wherein HSBC, as trustee, brought an action against Deutsche Bank alleging breaches of representations and warranties made by Deutsche Bank concerning the mortgage loans in the same offering. On March 29, 2016, the court dismissed the revival action, and on April 29, 2016, plaintiff filed a notice of appeal. On July 8, 2019, plaintiff filed its opening appellate brief. On November 19, 2019, the appellate court affirmed the dismissal. On December 19, 2019, plaintiff filed a motion to appeal to the New York Court of Appeals in the appeals court, which was denied on February 13, 2020. On March 16, 2020, plaintiff petitioned the New York Court of Appeals for leave to appeal, which was granted on September 1, 2020. Plaintiff’s opening brief was filed on November 2, 2020.

Deutsche Bank is a defendant in cases concerning two RMBS trusts that were brought initially by RMBS investors and subsequently by HSBC, as trustee, in New York state court. The cases allege breaches of loan-level representations and warranties in the ACE Securities Corp. 2006-FM1 and ACE Securities Corp. 2007-ASAP1 RMBS offerings, respectively. Both cases were dismissed on statute of limitations grounds by the trial court on March 28, 2018. Plaintiff appealed the dismissals. On April 25, 2019, the First Department affirmed the dismissals on claims for breach of representations and warranties and for breach of the implied covenant of good faith and fair dealing, but reversed the denial of the motions for leave to file amended complaints alleging failure to notify the trustee of alleged representations and warranty breaches. HSBC filed amended complaints on April 30, 2019, and Deutsche Bank filed its answers on June 3, 2019. Discovery is ongoing. On October 25, 2019, plaintiffs filed two complaints seeking to revive, under Section 205(a) of the New York Civil Practice Law and Rules, the breach of representations and warranties claims as to which dismissal was affirmed in the case concerning ACE 2006-FM1. On December 16, 2019, Deutsche Bank moved to dismiss these actions.

In the actions against Deutsche Bank solely as an underwriter of other issuers’ RMBS offerings, Deutsche Bank has contractual rights to indemnification from the issuers, but those indemnity rights may in whole or in part prove effectively unenforceable where the issuers are now or may in the future be in bankruptcy or otherwise defunct.

Trustee Civil Litigation. Deutsche Bank is a defendant in four separate civil lawsuits brought by investors concerning its role as trustee of certain RMBS trusts. The actions generally allege claims for breach of contract, breach of fiduciary duty, breach of the duty to avoid conflicts of interest, negligence and/or violations of the U.S. Trust Indenture Act of 1939, based on the trustees’ alleged failure to perform adequately certain obligations and/or duties as trustee for the trusts.

The four lawsuits include actions by (a) the National Credit Union Administration Board (“NCUA”), as an investor in 37 trusts, which allegedly suffered total realized collateral losses of US $ 8.5 billion; (b) certain CDOs (collectively, “Phoenix Light”) that hold RMBS certificates issued by 43 RMBS trusts, and seeking “hundreds of millions of dollars in damages”; (c) Commerzbank AG, as an investor in 50 RMBS trusts, seeking recovery for alleged “hundreds of millions of dollars in losses”; and (d) IKB International, S.A. in Liquidation and IKB Deutsche Industriebank AG (collectively, “IKB”), as an investor in 30 RMBS trusts, seeking more than US $ 268 million of damages. In the NCUA case, NCUA notified the court on August 31, 2018 that it was dismissing claims relating to 60 out of the 97 trusts originally at issue; on October 15, 2019, NCUA’s motion for leave to amend its complaint was granted, and Deutsche Bank’s motion to dismiss the amended complaint was granted in part and denied in part, dismissing NCUA’s tort claims but preserving its breach-of-contract claims. In the Phoenix Light case and Commerzbank case, on December 7, 2018 the parties filed motions for summary judgment, which have been fully briefed as of March 9, 2019. On January 27, 2021, the court in the IKB case granted in part and denied in part Deutsche Bank’s motion to dismiss, dismissing certain of IKB’s claims but allowing most of its breach of contract and tort claims to go forward. Discovery is ongoing.

The Group has established contingent liabilities with respect to certain of these matters but the Group has not disclosed the amounts because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Postbank Voluntary Public Takeover Offer. On September 12, 2010, Deutsche Bank announced the decision to make a voluntary takeover offer for the acquisition of all shares in Deutsche Postbank AG (Postbank). On October 7, 2010, the Bank published its official takeover offer and offered Postbank shareholders a consideration of € 25 for each Postbank share. This offer was accepted for a total of approximately 48.2 million Postbank shares.

In November 2010, a former shareholder of Postbank, Effecten-Spiegel AG, which had accepted the takeover offer, brought a claim against Deutsche Bank alleging that the offer price was too low and was not determined in accordance with the applicable German laws. The plaintiff alleges that Deutsche Bank had been obliged to make a mandatory takeover offer for all shares in Postbank, at the latest, in 2009 as the voting rights of Deutsche Post AG in Postbank had to be attributed to Deutsche Bank pursuant to Section 30 of the German Takeover Act. Based thereon, the plaintiff alleges that the consideration offered by Deutsche Bank for the shares in Postbank in the 2010 voluntary takeover offer needed to be raised to € 57.25 per share.

The Regional Court Cologne (Landgericht) dismissed the claim in 2011 and the Cologne appellate court dismissed the appeal in 2012. The Federal Court set this judgment aside and referred the case back to the Higher Regional Court Cologne to take evidence on certain allegations of the plaintiff.

Starting in 2014, additional former shareholders of Postbank, who accepted the 2010 tender offer, brought similar claims as Effecten-Spiegel AG against Deutsche Bank which are pending with the Regional Court Cologne and the Higher Regional Court of Cologne, respectively. On October 20, 2017, the Regional Court Cologne handed down a decision granting the claims in a total of 14 cases which were combined in one proceeding. The Regional Court Cologne took the view that Deutsche Bank was obliged to make a mandatory takeover offer already in 2008 so that the appropriate consideration to be offered in the takeover offer should have been € 57.25 per Postbank share (instead of € 25). The additional consideration per share owed to shareholders which have accepted the takeover offer would thus amount to € 32.25. Deutsche Bank appealed this decision and the appeal was assigned to the 13th Senate of the Higher Regional Court of Cologne, which also heard the appeal of Effecten-Spiegel AG.

In 2019 and 2020 the Higher Regional Court Cologne called a number of witnesses in both cases. The individuals heard included current and former board members of Deutsche Bank, Deutsche Post AG and Postbank as well as other persons involved in the Postbank transaction. In addition, the Higher Regional Court Cologne issued orders for the production of relevant transaction documents entered into between Deutsche Bank and Deutsche Post AG in 2008 and 2009. Deutsche Bank had therefore deposited the originals of these documents with the court in 2019.

On December 16, 2020, the Higher Regional Court Cologne handed down a decision and fully dismissed the claims of Effecten-Spiegel AG. Further, in a second decision handed down on December 16, 2020, the Higher Regional Court Cologne allowed the appeal of Deutsche Bank against the decision of the Regional Court Cologne dated October, 20, 2017 and dismissed all related claims of the relevant plaintiffs. The Higher Regional Court Cologne has granted leave to appeal to the German Federal Court (Bundesgerichtshof) as regards both decisions and all relevant plaintiffs have lodged their respective appeals with the Federal Court end of January and beginning of February 2021, respectively.

Deutsche Bank has been served with a large number of additional lawsuits filed against Deutsche Bank shortly before the end of 2017, almost all of which are now pending with the Regional Court Cologne. Some of the new plaintiffs allege that the consideration offered by Deutsche Bank AG for the shares in Postbank in the 2010 voluntary takeover should be raised to € 64.25 per share.

The claims for payment against Deutsche Bank in relation to these matters total almost € 700 million (excluding interest).

The Group has established a contingent liability with respect to these matters but the Group has not disclosed the amount of this contingent liability because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Further Proceedings Relating to the Postbank Takeover. In September 2015, former shareholders of Postbank filed in the Regional Court Cologne shareholder actions against Postbank to set aside the squeeze-out resolution taken in the shareholders meeting of Postbank in August 2015 (actions for voidance). Among other things, the plaintiffs alleged that Deutsche Bank was subject to a suspension of voting rights with respect to its shares in Postbank based on the allegation that Deutsche Bank failed to make a mandatory takeover offer. The squeeze out is final and the proceeding itself has no reversal effect, but may result in damage payments. The claimants refer to legal arguments similar to those asserted in the Effecten-Spiegel proceeding described above. In a decision on October 20, 2017, the Regional Court Cologne declared the squeeze-out resolution to be void. The court, however, did not rely on a suspension of voting rights due to an alleged failure of Deutsche Bank to make a mandatory takeover offer, but argued that Postbank violated information rights of Postbank shareholders in Postbank's shareholders meeting in August 2015. Postbank has appealed this decision. On May 15, 2020 DB Privat- und Firmenkundenbank AG (legal successor of Postbank due to a merger in 2018) was merged into Deutsche Bank AG. On July 3, 2020 Deutsche Bank AG withdrew the appeal as regards the actions for voidance because efforts and costs to pursue this appeal became disproportionate to the minor remaining economic importance of the case considering that the 2015 squeeze-out cannot be reversed. As a consequence, the first instance judgement which found that Postbank violated the information rights of its shareholders in the shareholders’ meeting has now become final.

The legal question of whether Deutsche Bank had been obliged to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover may also impact two pending appraisal proceedings (Spruchverfahren). These proceedings were initiated by former Postbank shareholders with the aim to increase the cash compensation offered in connection with the squeeze-out of Postbank shareholders in 2015 and the cash compensation offered and annual compensation paid in connection with the execution of a domination and profit and loss transfer agreement (Beherrschungs- und Gewinnabführungsvertrag) between DB Finanz-Holding AG (now DB Beteiligungs-Holding GmbH) and Postbank in 2012.

The applicants in the appraisal proceedings claim that a potential obligation of Deutsche Bank to make a mandatory takeover offer for Postbank at an offer price of € 57.25 should be decisive when determining the adequate cash compensation in the appraisal proceedings. The Regional Court Cologne had originally followed this legal view of the applicants in two resolutions. In a decision dated June 2019, the Regional Court Cologne expressly gave up this legal view in the appraisal proceedings in connection with execution of a domination and profit and loss transfer agreement. According to this decision, the question whether Deutsche Bank was obliged to make a mandatory offer for all Postbank shares prior to its voluntary takeover offer in 2010 shall not be relevant for determining the appropriate cash compensation. It is likely that the Regional Court Cologne will take the same legal position in the appraisal proceedings in connection with the squeeze-out. On October 1, 2020, the Regional Court Cologne handed down a decision in the appraisal proceeding concerning the domination and profit and loss transfer agreement (dated December 5, 2012) according to which the annual compensation pursuant to Section 304 of the German Stock Corporation Act (jährliche Ausgleichszahlung) shall be increased by € 0.12 to € 1.78 per Postbank share and the settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag) shall be increased by € 4.56 to € 29.74 per Postbank share. The increase of the settlement amount is of relevance for approximately 492.000 former Postbank shares whereas the increase of the annual compensation is of relevance for approximately 7 million former Postbank shares. Deutsche Bank as well as the applicants have lodged an appeal against this decision.

The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.

Russia/UK Equities Trading Investigation. Deutsche Bank has investigated the circumstances around equity trades entered into by certain clients with Deutsche Bank in Moscow and London that offset one another. The total volume of transactions reviewed is significant. Deutsche Bank's internal investigation of potential violations of law, regulation and policy and into the related internal control environment has concluded, and Deutsche Bank has assessed the findings identified during the investigation; to date it has identified certain violations of Deutsche Bank’s policies and deficiencies in Deutsche Bank's control environment. Deutsche Bank has advised regulators and law enforcement authorities in several jurisdictions (including Germany, Russia, the UK and the United States) of this investigation. Deutsche Bank has taken disciplinary measures with regards to certain individuals in this matter.

On January 30 and 31, 2017, the DFS and the FCA announced settlements with the Bank related to their investigations into this matter. The settlements conclude the DFS and the FCA’s investigations into the Bank’s AML control function in its investment banking division, including in relation to the equity trading described above. Under the terms of the settlement agreement the DFS issued a Consent Order pursuant to which Deutsche Bank agreed to pay a civil monetary penalty of US$ 425 million and to engage an independent monitor for a term of up to two years. Under the terms of the settlement agreement with the FCA, Deutsche Bank agreed to pay a civil monetary penalty of approximately GBP 163 million. On May 30, 2017, the Federal Reserve announced its settlement with the Bank resolving this matter as well as additional AML issues identified by the Federal Reserve. Deutsche Bank paid a penalty of US$ 41 million. Deutsche Bank also agreed to retain independent third parties to assess its Bank Secrecy Act/AML program and review certain foreign correspondent banking activity of its subsidiary Deutsche Bank Trust Company Americas. The Bank is also required to submit written remediation plans and programs.

Deutsche Bank continues to cooperate with regulators and law enforcement authorities, including the DOJ which has its own ongoing investigation into these securities trades. The Group has recorded a provision with respect to the remaining investigation. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of this matter.

Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to SSA bond trading. Deutsche Bank is cooperating with these investigations.

On December 20, 2018, the European Commission sent a Statement of Objections to Deutsche Bank regarding a potential breach of EU antitrust rules in relation to secondary market trading of SSA bonds denominated in U.S. dollars. The sending of a Statement of Objections is a step in the European Commission’s investigation and does not prejudge the outcome of the investigation. Deutsche Bank has proactively cooperated with the European Commission in this matter and as a result has been granted immunity. In accordance with the European Commission’s guidelines, Deutsche Bank does not expect a financial penalty.

Deutsche Bank is a defendant in several putative class action complaints filed in the U.S. District Court for the Southern District of New York by alleged direct and indirect market participants claiming violations of antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds. Deutsche Bank has reached an agreement to settle the actions by direct market participants for the amount of US$ 48.5 million and has recorded a provision in the same amount. The settlement is subject to court approval. The action filed on behalf of alleged indirect market participants was voluntarily dismissed by the plaintiffs.

Deutsche Bank is also a defendant in putative class actions filed on November 7, 2017 and December 5, 2017 in the Ontario Superior Court of Justice and Federal Court of Canada, respectively, claiming violations of antitrust law and the common law relating to alleged manipulation of secondary trading of SSA bonds. The complaints rely on allegations similar to those in the U.S. class actions involving SSA bond trading, and seek compensatory and punitive damages. The cases are in their early stages.

Deutsche Bank was named as a defendant in a consolidated putative class action filed in the U.S. District Court for the Southern District of New York alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to Mexican government bond trading. In October 2019, the court granted defendants’ motion to dismiss plaintiffs’ consolidated amended complaint without prejudice. In December 2019, plaintiffs filed a Second Amended Complaint, which the court dismissed without prejudice on November 30, 2020. On January 22, 2021, Deutsche Bank was notified that the Mexican competition authority, COFECE, reached a resolution that imposes fines against DB Mexico and two of its former traders, as well as six other financial institutions and nine other traders, for engaging in alleged monopolistic practices in the Mexican government bond secondary market, which may be appealed. The fine against DB Mexico was approximately US$ 427,000.

Deutsche Bank was also named as a defendant in several putative class action complaints filed in the U.S. District Court for the Southern District of New York alleging violations of antitrust law and common law related to alleged manipulation of the secondary trading market for U.S. Agency bonds; on September 3, 2019, the court denied a motion to dismiss the complaint. Deutsche Bank has reached an agreement to settle the class actions for the amount of US$ 15 million, which amount was already fully reflected in existing litigation reserves and no additional provision was taken for this settlement amount. The court granted preliminary approval over the settlement on October 29, 2019, supported by an opinion issued November 8, 2019. The court held a final fairness hearing on June 9, 2020. On June 18, 2020, the court entered final judgement approving the class action settlement with Deutsche Bank and separately as to the class action settlements with the other defendants which will result in a total of US$ 386.5 million paid to the settlement class. A separate action was filed in the U.S. District Court for the Middle District of Louisiana on September 23, 2019, which was dismissed with prejudice as to Deutsche Bank by stipulation of the parties on October 30, 2019.

Other than as noted above, the Group has not disclosed whether it has established provisions or contingent liabilities with respect to the matters referred to above because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

US Treasury Securities Investigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to U.S. Treasuries auctions, trading, and related market activity. Deutsche Bank is cooperating with these investigations.

Deutsche Bank‘s subsidiary Deutsche Bank Securities Inc. (DBSI) was a defendant in several putative class actions alleging violations of U.S. antitrust law, the U.S. Commodity Exchange Act and common law related to the alleged manipulation of the U.S. Treasury securities market. These cases have been consolidated in the Southern District of New York. On November 16, 2017, plaintiffs filed a consolidated amended complaint, which did not name DBSI as a defendant. On December 11, 2017, the court dismissed DBSI from the class action without prejudice.

On June 18, 2020, the CFTC entered an order pursuant to settlement with DBSI for alleged spoofing by two Tokyo-based traders between January and December 2013. Without admitting or denying the findings or conclusions therein, Deutsche Bank consented to the entry of the order, including a civil monetary fine of US $1.25 million.

US Treasury Spoofing Litigation. Following the Bank’s settlement with the CFTC five separate putative class actions were filed in the Northern District of Illinois against Deutsche Bank AG and DBSI. The cases allege that Deutsche Bank and other unnamed entities participated in a scheme from January to December 2013 to spoof the market for Treasuries futures and options contracts and Eurodollars futures and options contracts. Plaintiffs filed a consolidated complaint on November 13, 2020. Deutsche Bank AG and DBSI filed a motion to dismiss on January 15, 2021; briefing on the motion to dismiss is set to conclude by April 16, 2021.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.